Liability in Respect of Warrants	12 Months Ended
Dec. 31, 2024
Liability In Respect of Warrants [Abstract]
Liability in respect of warrants

Note 8 - Liability in respect of warrants

On June 22, 2023, the Company entered into a registered direct offering under which, the Company issued to an institutional investor 3,000,000 warrants, each representing the right to acquire one ordinary share at an exercise price of $1.50 and expiring on the fifth anniversary of the original issuance date. Due to the warrants’ terms, with respect to the fundamental transaction provisions, the warrants were accounted as a financial liability measured at fair-value through profit and losses until their expiration or exercise.

On June 26, 2024, the Company and the institutional investor entered into an amendment to the warrant which included revisions to the fundamental transactions provision and the extension of the termination date from June 26, 2028 to October 12, 2029. The Company concluded that the amended warrants meet equity classification criteria and thus the warrants should be accounted as equity from the date of amendment. As a result, on June 26, 2024 the Company reclassified the warrant liability into equity according to its fair value for the same date in the amount of $1.366 million. Revaluation income in the amount of $46 thousands until June 26, 2024 was recorded within the Company’s finance expanse and the effect of the amendment was recorded in the Company’s equity in the amount of 329 thousands.

The Company’s financial measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	Level 2
	December 31,
	2024	2023
	U.S. dollars in thousands
Liability in respect of warrants	$-	$1,412

	$-	$1,412

As of December 31, 2024:

The fair value of the warrants, as of it’s the date of reclassification to equity, was determined by the management using the assistance of external appraiser and by using the Black-Scholes option pricing model and the following inputs:

June 26, 2024
Financial liabilities:
Expected volatility (%)	86.56-92.52
Share price (in $)	0.85
Risk-free interest rate (%)	4.44-4.40
Expected life (years)	3.98-5.30
Dividend yield (%)	-

As of December 31, 2024:

The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs:

December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47
Dividend yield (%)	-

The following table summarizes the movement in warrant liability during the year ended December 31, 2023 and December 31, 2024:

U.S. dollars in thousands

Balance as at January 1, 2023	$-
Recognition of liability in respect to warrants at the initial date	3,603
Revaluation of liability in respect to warrants	(2,191)
Balance as at December 31, 2023	$1,412
Revaluation of liability in respect to warrants through finance expanse	(46)
Revaluation of liability in respect to warrants through equity	329
Reclassification of warrants into equity	(1,695)
Balance as at December 31, 2024	-